Other Income, Net (Details) - Schedule of Other Income - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Other Income [Abstract]
Waste sales	$ 4,781	$ 3,722
Loss on disposal of assets	(7,087)
Other, net	18,924	2,848
Total other income	$ 16,618	$ 6,570